Commitments and Contingencies (Details) - USD ($)		9 Months Ended
	Oct. 12, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Letters of credit outstanding		$ 1,400,000		$ 2,100,000			$ 1,900,000
Purchase obligation in term		12 months		12 months
Outstanding non-cancelable purchase obligations		$ 2,900,000		$ 1,900,000
Annual premium	$ 2,500,000
Capital				$ 33,729,000			$ 30,392,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Commitments and Contingencies (Details) [Line Items]
Capital		2,500	$ 5,000		$ 2,500	$ 5,000
DBO Partners LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Success fee		$ 2,500,000